Inventories - Additional Information (Detail) - Events After Reporting Period [member]	Mar. 15, 2018 Aircraft
Phenom 100 [member]
Disclosure of inventories [line items]
Aircraft inventories	1
Ipanema [member]
Disclosure of inventories [line items]
Aircraft inventories	1